RELATED PARTY TRANSACTIONS (Details) - Majority Shareholder - Software Development And Information Technology Related Costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party costs	$ 153	$ 408
Accounts payable, related party	$ 3	$ 4